Fees Summary	Jan. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 53,510,265
Previously Paid Amount	0
Total Fee Amount	7,389.77
Total Offset Amount	0
Net Fee	$ 7,389.77